As filed with the Securities and Exchange Commission on March 1, 2007 1933 Act File No. 02-90946 1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 122 ☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 125 ☒

EATON VANCE MUTUAL FUNDS TRUST (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

ALAN R. DYNNER The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☒	on May 1, 2007 pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund
Diversified money market mutual funds

Eaton Vance Tax Free Reserves A diversified tax-exempt money market mutual fund

Prospectus Dated May 1, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this prospectus
	Page		Page

Fund Summaries	2	Sales Charges	^8
Investment Objectives & Principal Policies and Risks	^5	Redeeming Shares	^9
Management and Organization	^6	Shareholder Account Features	^10
Valuing Shares	^7	Tax Information	^11
Purchasing Shares	^7	Financial Highlights	^12

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries

Eaton Vance Cash Management Fund • Eaton Vance Money Market Fund

Investment Objective and Principal Strategies. Each Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity.

The Funds currently invest their assets in a separate diversified registered investment company (the “Portfolio”) with the same objective and policies managed by an affiliate of Eaton Vance. Permissible investments include various types of high quality, U.S. dollar denominated money market instruments of domestic and foreign issuers, such as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and high-quality, short-term obligations issued by banks and corporations. The Portfolio may invest significantly in securities issued by various U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

Principal Risk Factors. Each Fund’s yield will change as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

In addition, certain events could reduce a Fund’s income level and/or share price, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; economic, political or other developments affecting foreign issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty in a portfolio transaction.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Performance Information. The following bar charts and table provide information about the Funds’ performance. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The returns in the bar charts are for each of the past ten calendar years through December 31, 2006 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. No performance is shown for Class B shares of Cash Management Fund because they have not been previously offered and do not have a performance history as of the date of this prospectus.

Cash Management Fund^

During the ten years ended December 31, ^2006, the Fund’s highest quarterly total return was ^ ____% for the quarter ended ^___________ , ^and its lowest quarterly return was ^________ % for the quarter ended ^_______________. The Fund’s annualized current and effective yields for the seven-day period ended December 31, ^2006 were ^ _________% and ^_________ %, respectively, for Class A shares. ^For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility the Fund’s current performance may be lower or higher.

^Money Market Fund

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During the ten years ended December 31, ^2006, the Fund’s highest quarterly total return was ^ ______% for the quarter ended ^____________, and its lowest quarterly return was ^______ % for the quarter ended ^____________. The Fund’s annualized current and effective yields for the seven-day period ended December 31, ^2006 were ^ _____% and ^ _______%, respectively. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility the Fund’s current performance may be lower or higher.

Average Annual Total Return as of December 31, 2006	One Year	Five Years	Ten Years

Cash Management ^Fund Class A	^%	^%	^%
Money Market Fund	^%	^%	^%

The returns for the Money Market Fund reflect the applicable sales charge.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Cash Management
Shareholder Fees	Fund		Money Market
(fees paid directly from your investment)	^Class A	Class B	Fund

^
Maximum Sales Charge (Load)	None	None	None
Maximum Deferred Sales Charge (Load)(as a percentage
of the lower of net asset value at time of purchase or time		^
of redemption)	None	5.00%	5.00%
^
Sales Charge Imposed on Reinvested Distributions	None	None	None
^
Exchange Fee	None	None	None

	Cash Management
Annual Fund Operating Expenses	Fund		Money Market
(expenses that are deducted from Fund and Portfolio assets) ^Class A		Class B	Fund

Management Fees	0.50%	0.50%	0.50%

	^
Distribution and Service (12b-1) Fees	None	0.88%	0.88%
	^		^
Other Expenses*	0.28%	0.28%	0.28%
	^		^
Total Annual Fund Operating Expenses	0.78%	1.66%	1.66%

*Other Expenses for Class B is estimated

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

		1	Year	3 Years	5 Years	10 Years

Cash Management Fund	Class A
Class B*
Money Market Fund

You would pay the following expenses if you did not redeem your shares:^

		1 Year	3 Years	5 Years	10 Years

Cash Management Fund	Class A
Class B*
Money Market Fund

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

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Eaton Vance Tax Free Reserves

Investment Objective and Principal Strategies. The Fund’s investment objective is to provide a means whereby investors may earn as high a rate of income exempt from regular federal income tax as may be consistent with the preservation of capital and maintenance of liquidity.

The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality obligations, including bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and the District of Columbia, the interest from which is exempt from regular federal income tax.

Principal Risk Factors. The Fund’s yield will change as the short-term securities it holds mature and the proceeds are reinvested in securities with different interest rates.

In addition, certain events could reduce income or share price, such as a sharp rise in prevailing short-term interest rates; adverse developments affecting municipal issuers, including tax, legislative or political initiatives; changes in the credit quality of issuers or the providers of credit support; and default by a counterparty to portfolio transactions.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information. The following bar chart and table provide information about the Fund’s performance. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The returns in the bar chart are for each of the past ten calendar years through December 31, 2006.^

During the ten years ended December 31, ^2006, the Fund’s highest quarterly total return was ^_____% for the quarter ended ^ ____________, ^and its lowest quarterly return was ^___________% for the quarter ended ^_____________. The Fund’s annualized current and effective yields for the seven-day period ended December 31, ^2006 were ^ % and ^ %, respectively. The taxable-equivalent current and effective yields for the seven-day period ended December 31, ^2006 were ^ _________% and ^ __________%, respectively (assuming a federal tax rate of 35%). For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility the Fund’s current performance may be lower or higher.

Average Annual Total Return as of December 31, 2006	One Year	Five Years	Ten Years

Tax Free Reserves

Fund Fees and Expenses. These tables describe the expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)	Tax Free Reserves

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge Imposed on Reinvested Distributions	None
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Tax Free Reserves

Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	^
Total Annual Fund Operating Expenses*	----

* During the fiscal year ended December 31, 2006, Total Annual Fund Operating Expenses were ___% as a result of a fee waiver by the investment adviser. This fee waiver could be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years

Tax Free Reserves

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Investment Objectives & Principal Policies and Risks

Cash Management Fund and Money Market Fund. Each Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Each Fund currently seeks to meet its investment objective by investing in Cash Management Portfolio (the "Portfolio"), a separate open-end investment company that has the same objective and policies. Each Fund’s investment objective and policies may be changed by the Trustees without shareholder approval; as a matter of policy, however, the Trustees would not materially change the investment objective of a Fund without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days notice of any material change in a Fund’s investment objective. Each Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance it will be able to do so.

The Portfolio invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, the Portfolio may also invest in high-grade short-term obligations other than prime commercial paper as well as certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. The Portfolio may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Such investments involve special risks. These include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, interest limitations or other governmental restrictions which might affect payment of principal and interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. The Portfolio does not limit the amount of its assets which can be invested in one type of instrument or in any foreign country.

Tax Free Reserves. The Fund’s investment objective is to provide a means whereby investors may earn as high a rate of income exempt from regular federal income tax as may be consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objective and policies may be changed by the Trustees without shareholder approval; as a matter of policy, however, the Trustees would not materially change the investment objective of the Fund without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days notice of any material change in the Fund’s investment objective. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance it will be able to do so.

The Fund seeks to achieve its objective by investing at least 85% of its assets in a diversified portfolio of high quality obligations, including bonds, notes and commercial paper, issued on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax. The Fund may acquire stand-by commitments with respect to portfolio securities and, with respect to 10% of net assets, may purchase shares of unaffiliated investment companies with the same objective.

A portion of the dividends paid by the Fund may be subject to federal income tax, and dividends may be subject to state and local taxes. As a matter of fundamental policy which may not be changed unless authorized by a shareholder vote, the Fund may not purchase any securities which would cause more than 20% of the value of its total assets to be invested in securities the interest on which is not exempt from federal income tax. Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the “AMT”). On December 31, 2006, the Fund had __% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT.

Common Investment Practices. The Portfolio and Tax Free Reserves will invest only in U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk, and that are (i) short-term obligations rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services (or if only one rating service has rated the security, by that service), or (ii) unrated securities determined by the investment adviser to be of comparable quality. Each of the Portfolio and Tax Free Reserves will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio and Tax Free Reserves may invest in variable or floating-rate securities some of which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio will not invest more than 5% (determined at the time of investment) of its total assets in securities rated in the second highest short-term rating category or comparable unrated securities. Tax Free Reserves has a similar 5% limit on investments in certain municipal obligations which rely on the credit of a corporate entity. Subject to the policies of Rule 2a-7 under the Investment Company Act of 1940, neither the Portfolio nor Tax Free Reserves intends to

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purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer.

Consistent with their investment objectives, the Portfolio and Tax Free Reserves will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio and Tax Free Reserves may also invest to take advantage of what their investment advisers believe to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

The Portfolio and Tax Free Reserves may purchase securities on a when-issued basis and for future delivery by means of “forward commitments”. The Portfolio may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk if the counterparty should default on its obligations or if the Portfolio is delayed or prevented from recovering the collateral.

Management and Organization

Management. The Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $130 billion on behalf of mutual funds, institutional clients and individuals.

Under its investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio. For the fiscal year ended December 31, 2006, the Portfolio paid BMR advisory fees equivalent to _________% of its average daily net assets.

Eaton Vance manages the investments of Tax Free Reserves. Under its investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of Tax Free Reserves. For the fiscal year ended December 31, 2006, absent a fee waiver, Tax Free Reserves would have paid Eaton Vance advisory fees equivalent to ___% of its average daily net assets.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of each Fund’s or Portfolio’s investment advisory agreement.

Elizabeth S. Kenyon is the portfolio manager of the Cash Management Portfolio (since 2001). She also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR.

William H. Ahern, Jr. is the portfolio manager of Tax Free Reserves (since 1993). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Administration. Eaton Vance serves as administrator of the Cash Management and Money Market Funds, providing the Funds with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Portfolio and each Fund will not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As investors in the Portfolio, Cash Management and Money Market Funds may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Cash Management and Money Market Funds will hold a meeting of shareholders to consider the Portfolio matter and then vote their interest in the Portfolio in proportion to the votes cast by its shareholders. The Cash Management and Money Market Funds can withdraw from the Portfolio at any time.

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Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value, which for the Cash Management and Money Market Funds is derived from the value of Portfolio holdings. The investments of the Portfolio and the Funds are valued at amortized cost according to a Securities and Exchange Commission rule. The Portfolio and the Funds will not normally have unrealized gains or losses so long as they value their investments by the amortized cost method.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

Purchasing Shares

The Cash Management Fund and Tax Free Reserves are offered to shareholders in exchange for their Class A shares of the Eaton Vance Group of Funds. ^Shares of the Money Market Fund are offered to shareholders in exchange for their Class B and Class C shares of the Eaton Vance Group of Funds. It is anticipated that, on or about June 1, 2007, Money Market Fund will merge into Cash Management Fund Class B. Purchases of Class B will not be accepted until the merger is consummated. Following consummation of the merger, Money Market Fund will cease to exist and Class B shares of Cash Management Fund will be offered to shareholders in exchange for their Class B and Class C shares of the Eaton Vance Group of Funds. (The Money Market Fund and Class B shares of Cash Management Fund may not be a suitable investment for investors who do not intend to use it as an exchange vehicle.) Your initial investment must be at least $1,000. After your initial investment, additional investments ^may be made at any time.

You may also purchase Fund shares directly through your investment dealer (which includes brokers, dealers and other financial institutions) who may charge you a fee for executing the purchase for you or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

To make an initial investment by wire, you must first telephone the Fund Order Department at 1-800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. You may request an account application by calling 1-800-262-1122. The account application must be promptly forwarded to the transfer agent (see back cover for address). Additional investments may be made at any time through the same wire procedure. A Fund Order Department must be advised by telephone of each transmission. Wire funds to:

Investors Bank & Trust Co. ABA #011001438 A/C #796570802 FBO Eaton Vance Cap Stock Account A/C # [Insert your account number – see below]

Transactions in money market instruments normally require immediate settlement in federal funds. The Funds intend at all times to be as fully invested as is feasible in order to maximize earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by a Fund only if the Fund has received payment in cash or in federal funds. If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of business on the second Boston business day after receipt. Information on how to procure a Federal Reserve Draft or to transmit federal funds by wire is available at banks. A bank may charge for these services.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and

7

proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and its service providers.

From time to time, a substantial portion of a Fund may be held by shareholders that have invested in the Fund as part of a short-term investment strategy. Shareholders employing such a strategy may purchase and redeem Fund shares frequently. Frequent trading may cause a Fund to experience high portfolio turnover, which may result in higher Fund transaction costs. While there is no limit on purchases and redemptions by investors, each Fund or the principal underwriter may reject or cancel any purchase order (including an exchange) from an investor or group of investors for any reason.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund Sales charges, distribution and service fees paid to investment dealers vary by share class. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Contingent Deferred Sales Charge. Cash Management Fund Class B shares and Money Market Fund shares (other than those acquired as the result of an exchange from another Eaton Vance fund) are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh or following	0%

CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Cash Management Fund Class B and Money Market Fund shares is described under “Distribution and Service Fees” below.

The CDSC is waived for redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and in connection with certain redemptions from tax-sheltered retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

When shares of another Eaton Vance fund that are subject to a CDSC are exchanged for shares of Cash Management Fund, Money Market Fund or Tax Free Reserves as described under “Purchasing Shares” above, the CDSC will continue to apply to the new shares at the original CDSC rate and the new shares will continue to age from the date of the original purchase.

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proporation to shares not so acquired. When Class B shares of another Eaton Vance fund are exchanged for Class B shares of Cash Management Fund, the new shares will also continue to age from the date of original purchase. Class B shares received in exchange for Class C shares of another Eaton Vance fund are not eligible for the conversion feature.

8

Distribution and Service Fees. ^Cash Management Fund Class B and the Money Market Fund ^have adopted ^plans under Rule 12b-1 that ^allow the Class and the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Cash Management Fund Class B and Money Market Fund shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of ^these shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the ^shares. ^Cash Management Fund Class B and the Money Market Fund ^pay service fees to the principal underwriter ^equal to 0.15% of average daily net assets annually on shares outstanding for one year or more. The principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Although there is no present intention to do so, Cash Management Fund Class B and the Money Market Fund could pay service fees of up to 0.25% annually upon trustee approval.

Redeeming Shares You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and a signature guarantee may also be required. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Wire	If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-
262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of such transaction; however, no costs are currently charged. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days notice.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
By Check	You may obtain forms to establish checkwriting privileges by calling 1-800-262-
1122. Checks may be drawn on your account in any amount of $500 or more.
You will be required to complete signature cards and will be subject to certain rules in connection with this privilege. There is no charge for this service.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of ^any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

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While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains in cash are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Cash Option	Dividends and capital gains in cash are paid in cash.

Information from the Funds. From time to time, you may be mailed the following:

•Semiannual and annual reports, containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•Periodic account statements, showing recent activity and total share balance.
•Form 1099 and tax information needed to prepare your income tax returns.
•Proxy materials, in the event a shareholder vote is required.
•Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent ^fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website (www.eatonvance.com) approximately 60 days after the end of the quarter to which it relates. ^The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of ^the most recent calendar quarter end on the Eaton Vance website approximately ten business days after ^the most recent calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Tax-Deferred Retirement Plans. Cash Management and Money Market Fund shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may generally exchange your Class A shares of Cash Management Fund and Tax Free Reserves shares for Class A shares of another Eaton Vance fund. These exchanges are made at the public offering price (which generally includes the sales charge applicable to Class A shares), unless your Class A shares of Cash Management Fund or Tax Free Reserves shares were acquired as the result of an exchange from Class A of another Eaton Vance fund. In such case, the exchange generally will be made at net asset value. You may exchange your Class B shares of Cash Management Fund and Money Market Fund shares for Class B shares of another Eaton Vance fund. These exchanges are made at net asset value. If your Class B shares of Cash Management Fund and Money Market Fund shares were acquired in exchange for Class C shares of another Eaton Vance Fund, such shares may be exchanged only for Class C shares of one or more of such funds. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, you may write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. While there is no limit on purchases and redemptions of the Funds, this privilege may not be used for “market timing” in other Eaton Vance funds. As described under "Purchasing Shares", purchase orders (including exchanges) may be rejected or cancelled for any reason. As long as the net asset value of Fund shares is maintained at $1.00 per share, an exchange will not result in a taxable gain or loss.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter

10

have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Withdrawal Plan. You may redeem Cash Management Fund and Tax Free Reserves shares on a regular quarterly basis by establishing a systematic withdrawal plan. Withdrawal amounts for Money Market Fund shareholders may also be made on a regular quarterly basis, provided the aggregate amount of the withdrawal does not exceed 12% annually (such amount will not be subject to a CDSC).

Distribution Investment Option. In addition to the distribution options set forth above, distributions may be invested in additional shares of another Eaton Vance fund. Before selecting this option, you should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

More information is available free of charge on the Eaton Vance website at www.eatonvance.com and in the ^Statement of Additional Information. Please consult the Eaton Vance website before making a purchase of Fund shares.

Tax Information

Each Fund declares dividends daily and pays distributions each month. Long-term capital gains, if any, will be distributed at least annually. Monthly distributions from the Cash Management and Money Market Funds (and taxable distributions from Tax Free Reserves, if any) of any investment income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains.

Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Distributions from Tax Free Reserves are expected to consist primarily of federal tax-exempt income. Distributions from the Cash Management and Money Market Funds are expected to consist primarily of ordinary income. Distributions will be taxed as described herein whether they are paid in cash or reinvested in additional shares.

Distributions designated by Tax Free Reserves as “exempt-interest dividends”, whether paid in cash or reinvested in additional shares, ordinarily will constitute federal tax-exempt income to you. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations.

A Fund’s investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

11

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

12

^ Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the past five years. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by ^ ___, an independent registered public accounting firm. The report of ^ ___ and each Fund’s financial statements are incorporated herein by reference and included in the annual report, which is available on request. Financial Highlights information is not provided for Cash Management Fund Class B shares because the Class has not commenced operations as of the date of this prospectus.

^

	Cash Management Fund

Financials to be filed by amendment	Year Ended December 31,

	2006	2005	2004	2003	2002	2001

Net asset value - Beginning of year
Income (loss) from operations
Net investment income
Less distributions
From net investment income
Total distributions
Net asset value - End of year
Total return (1)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)
Ratios (as a percentage of average daily net assets):
Expenses (3)
Expenses after custodian fee reduction(3)
Net investment income

(See footnotes on last page.)

13

Financial Highlights (continued)^

	Money Market Fund

Financials to be filed by amendment	Year Ended December 31,

2006	2005	2004	2003	2002	2001

Net asset value - Beginning of year
Income (loss) from operations
Net investment income
Less distributions
From net investment income
Total distributions
Net asset value - End of year
Total return (1)

Ratios/Supplemental Data†
Net assets, end of year (000’s omitted)
Ratios (as a percentage of average daily net assets):
Net Expenses (3)
Net expenses after custodian fee reduction(3)
Net investment income

† The operating expenses of the Fund may reflect an allocation of expenses to the Administrator and a waiver of expenses by the Distributor. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses (3)
Expenses after custodian fee reduction(3)
Net investment income (loss)
Net investment income (loss) per share

(See footnotes on next page.)

14

^Financial Highlights (continued)

	Tax Free Reserves

Financials to be filed by amendment	Year Ended December 31,

2006	2005	2004	2003	2002	2001

Net asset value - Beginning of year

Income from operations
Net investment income

Less distributions
From net investment income
Total distributions
Net asset value - End of year
Total return (1)

Ratios/Supplemental Data†
Net assets, end of year (000’s omitted)
Ratios (as a percentage of average daily net assets):
Net expenses
Net expenses after custodian fee reduction
Net investment income

† The operating expenses of the Fund may reflect a reduction of the Investment Adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
Expenses
Expenses after custodian fee reduction
Net investment income
Net investment income per share

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total Return would have been lower had certain expenses not been reduced during the periods shown.

(2)	During the year ended December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2005.

(3)	Includes the Money Market Fund’s and Cash Management Fund’s share of the Portfolio’s allocated expenses.

15

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-225-6265 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:^

PFPC Inc. P.O. Box 9653 Providence, RI 02940-9653 1-800-262-1122

The Funds’ SEC File No. is 811-04015.	MMFP
481-5/07	© 2007 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION May 1, 2007

^
Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund
Eaton Vance Tax Free Reserves

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and Cash Management Portfolio. Each Fund and the Portfolio is a diversified, open-end management investment company. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page			Page
Strategies and Risks	2	Purchasing and Redeeming Shares		17
Investment Restrictions	5	Distribution Plan		^18
Management and Organization	7	Calculation of Yield Quotations		^19
Investment Advisory and Administrative Services	13	Taxes		^20
Other Service Providers	16	Portfolio Securities Transactions		^22
Calculation of Net Asset Value	^17	Financial Statements		^25

Appendix A: Fund Specific Information			^26
Appendix B: Ratings			^27
Appendix C: Eaton Vance Funds Proxy Voting ^Policy and Procedures			^30
Appendix D: Adviser Proxy Voting Policies and Procedures			^32

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this SAI regarding another Fund because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the relevant Fund’s prospectus dated May 1, 2007, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

© 2007 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “NASD” for the National Association of Securities Dealers, Inc.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

The following information applies to the Portfolio:

Money Market Instruments. The Portfolio will invest only in those U.S. dollar denominated money market securities and corporate obligations determined by the Trustees of the Portfolio to present minimal credit risks and which are at the time of acquisition rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest applicable rating categories or, in the case of an instrument not so rated, of comparable quality as determined by the Trustees. At such time or times as the Trustees deem appropriate and in the best interests of the Portfolio, assets of the Portfolio may be invested in certificates of deposit of federally insured banks and/or U.S. Government and agency obligations. The Portfolio intends to limit its investments to money market instruments maturing in 397 calendar days or less and to maintain a dollar-weighted average maturity of not more than 90 days. In addition, Rule 2a-7 promulgated under the 1940 Act provides that the Portfolio (so long as it uses the amortized cost method of valuing its securities or holds itself out to investors as a money market fund) may not acquire a Second Tier Security (as defined in the Rule) if, immediately after such acquisition: (a) more than 5% of its total assets (taken at amortized cost) would be invested in securities which, when acquired by the Portfolio (either initially or upon any subsequent rollover) were Second Tier Securities; or (b) more than the greater of 1% of its total assets (taken at amortized cost) or $1,000,000 would be invested in securities issued by a single issuer which, when acquired by the Portfolio (either initially or upon any subsequent rollover) were Second Tier Securities.

The Portfolio may invest in U.S. Government money market obligations, which are debt securities issued or guaranteed by the U.S. Treasury, including bills, certificates of indebtedness, notes and bonds, or by an agency or instrumentality of the U.S. Government established under the authority of an act of Congress. Not all U.S. Government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Tennessee Valley Authority are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than “full faith and credit” government obligations.

Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR and Eaton Vance judge such executing firms’ professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads. Subject to the foregoing, BMR and Eaton Vance may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.

Obligations of U.S. and Foreign Banks. Investments by the Portfolio may be made in U.S. dollar-denominated time deposits, certificates of deposit and bankers’ acceptances of U.S. banks and their branches located outside of the U.S., of U.S. branches of foreign banks, and foreign branches of foreign banks. The Portfolio may also invest in U.S. dollar-denominated securities issued or guaranteed by other domestic or foreign issuers, including domestic and foreign corporations or other business organizations, foreign governments and foreign government agencies or instrumentalities, and domestic and foreign financial institutions, including but not limited to savings and loan institutions, insurance companies, mortgage bankers and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Portfolio may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks.

The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

The obligations of foreign issuers also involve certain additional risks, including the risks of adverse political, social and economic developments, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, exchange controls, and the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers.

In connection with its investments in bank obligations and instruments secured thereby, the Portfolio will invest in certificates of deposit and bankers’ acceptances if they are obligations of a domestic bank or a savings and loan association having total assets of $1 billion or more.

Repurchase Agreements. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a ^specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Potfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio’s repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio’s assets. While there is a risk that large fluctuations in the market value of the Portfolio’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio’s yield.

Lending Portfolio Securities. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income.

Asset Coverage. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Policies. Although the Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, it may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The Portfolio may also sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions of Fund shares. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, the Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

Tax Free Reserves’ assets will consist principally of the following:

(1) Floating or variable rate tax-exempt instruments, which provide for interest rate adjustments at specified intervals. Rate adjustments on such securities are usually set at the issuer’s discretion, in which case the Fund would normally have the right to resell the security to the issuer or its agent. Alternatively, rate revisions may be determined in accordance with a prescribed formula or other contractual procedure. The Fund may also acquire put options in combination with the purchase of underlying securities. Interest income generated by certain securities on which the Fund holds a put option may not qualify as tax-exempt interest.

(2) Tax-exempt notes which are rated at the time of purchase within the highest grade assigned by Moody’s investors Service, Inc. (“Moody’s”) (MIG-1), or within the highest grade assigned by Standard and Poor’s Ratings Group (“S&P”) (SP-1), or within the highest grade assigned by Fitch Ratings (“Fitch”) (FIN-1) or if unrated, determined to be of comparable quality by the investment adviser. Tax and/or revenue anticipation notes (TANs, RANs, TRANs) are generally issued to finance seasonal working capital needs in anticipation of various taxes or revenues, and payable from these specific future revenues. Additionally, most TANs, RANs and TRANs are general obligations of the issuing entity. Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the funds to pay off the BANs. Additionally, most BAN’s may be general obligations of the issuing entity. Construction loan notes (CLNs) are issued primarily by housing agencies to provide interim construction financing. After completion, most projects receive permanent financing through the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA); others are financed by the issuance of long-term bonds. In either case, the permanent financing provides the “take-out” for the holder of the notes. Federal grant anticipation notes (FANs, GANs) are issued to provide interim financing, most often for water and sewer projects, in anticipation of matching federal grants. Additionally, most FAN’s and GAN’s may be general obligations of the issuing entity. Temporary notes (TNs) are short-term general obligations issued for various purposes.

(3) Project notes, which are instruments sold by the Department of Housing and Urban Development but issued by a state or local housing agency, and secured by the full faith and credit of the United States. Due to changes in the federal income tax law enacted in the Deficit Reduction Act of 1984, project notes issued on or after June 19, 1984 must satisfy new requirements to maintain their tax-exempt status.

(4) Tax-exempt bonds which are rated at the time of purchase within the two highest grades assigned by Moody’s (Aaa or Aa) or S&P (AAA or AA) or Fitch (AAA or AA). Tax-exempt bonds generally have original maturities of longer than one year. They are usually classified as either general obligations or revenue bonds. Revenue bonds are secured by the revenues derived from a particular facility or class of facilities or from some other specific revenue source or in the case of industrial development bonds, by the earnings of the private enterprise whose facility is being financed. Some tax-exempt bonds are additionally secured by insurance, bank credit agreements, or escrow accounts.

(5) Tax-exempt commercial paper rated in the highest grade by such rating services (Prime-1 or A-1 or F-1+, respectively). Tax-exempt commercial paper consists of unsecured obligations of state or local governments or instrumentalities which are payable from available funds of the issuer. These obligations are often backed by a bank letter of credit or supported by a tender agreement permitting the holder to resell the obligation to the issuer’s agent. Maturities range from one day to 270 days.

(6) Cash.

For a description of the ratings listed above, see Appendix B.

The Fund anticipates being at all times as fully invested as possible in tax-exempt bonds and notes; however, there may be occasions when, as a result of maturities of portfolio securities or sales of Fund shares or in order to meet anticipated redemption requests, or the unavailability or suitable tax-exempt investments, the Fund may hold cash which is not earning income or invest in taxable short-term obligations including U.S. Government obligations, interest-bearing obligations of banks (such as certificates of deposit and bankers’ acceptances), repurchase agreements (described above), and commercial paper.

With respect to 10% of its net assets, the Fund may also purchase shares of unaffiliated investment companies consistent with the restrictions of the 1940 Act. Such investments are subject to adverse developments affecting the mutual fund industry. These companies bear fees and expenses that the Fund will incur indirectly, so investors in the Fund will be subject to duplication of fees.

Common Investment Policies

When-Issued Securities. Some tax-exempt securities may be purchased on a "when-issued" basis. If so, the Portfolio or Fund generally will not pay for the securities or start earning interest on them until the securities are received, which may take as long as 45 days. In order to invest its assets immediately, while awaiting delivery of some securities purchased on a when-issued basis, the Portfolio or Fund will normally attempt to invest in high-grade short-term debt securities that offer same-day settlement and earnings. The commitment to purchase a security for which payment is not made at that time may be deemed a separate security. The value of the when-issued securities on the delivery date may be less than their cost, effecting an immediate loss. Thus, the purchase of securities on a when-issued basis may be considered an aggressive investment practice involving some risk. When the Portfolio or Fund commits to purchase a security on a when-issued basis, the Portfolio or Fund will always have cash or liquid securities sufficient to cover its commitments. If the Fund determines it is necessary to sell the when-issued security before delivery, any gain or loss will not be tax-exempt. The Portfolio or Fund have no specific limit on the amount of securities which may be purchased on a when-issued basis.

The Fund may acquire "stand-by commitments" with respect to portfolio obligations. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the issuer or its agent at an agreed-upon price at any time during a specified period or on a certain date. Such a right is generally known as a "put."

Diversified Status. Each Fund and the Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions that cannot be changed without the approval of a majority of its outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders. Accordingly, the Portfolio may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at current market value in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except securities of other investment companies;

(2)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(3)	Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

(4)	Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security;

(5)	Purchase any security if, as a result of such purchase, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry; provided that there is no limitation with respect to (a) investments by the Portfolio in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions or (b) obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and provided further that banking and thrift institutions and their holding companies as a group, finance companies as a group and utility companies as a group will not be considered single industries;

(6)	Buy or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, physical commodities, or commodity contracts relating to physical commodities unless acquired as a result of ownership of securities; or

(7)	Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Portfolio is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements and (c) lending its portfolio securities.

Each of Cash Management Fund and Money Market Fund have adopted the same fundamental investment restrictions, except that the 5% restriction in restriction (1) does not apply to or limit the Money Market Fund's investment in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions. A Fund's investment restrictions cannot be changed without the approval of the holders of a majority of its outstanding voting securities.

In connection with Restriction (3) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Tax Free Reserves has the same fundamental investment policies as the Portfolio, except Tax Free Reserves has an additional fundamental restriction (restriction (8) below) and the Portfolio’s restrictions (1) and (5) are replaced with restrictions (1) and (5) below. The Fund may not:

(1)With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except for obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and except securities of other investment companies;

(5)Purchase any securities which would cause more than 25% of the value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in tax-exempt notes or bonds or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in certificates of deposit or bankers' acceptances; or

(8)Purchase any securities which would cause more than 20% of the value of its total assets at the time of such purchase to be invested in securities the interest on which is not exempt from federal income tax.

For diversification purposes, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal and interest on the security. For purposes of each Restriction (5) above, "more than 25%" means "25% or more" of total assets.

Notwithstanding the investment policies and restrictions of the Funds, each Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and ^restrictions.

The Funds and the Portfolio each have adopted the following nonfundamental investment policies which may be changed by the Trustees of the Trust with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without approval of the relevant Funds and its other investors. Each Fund or the Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 10% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

JAMES B. HAWKES 11/9/41	Trustee	^Trustee of the Trust since 1991; of the Portfolio since 1993	Chairman and Chief Executive Officer of EVC, BMR, Eaton Vance and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of ^170 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, Eaton Vance, EVC and EV, which are affiliates of the Trust and Portfolio.	^170	Director of EVC

Noninterested Trustees

BENJAMIN C. ESTY 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	^170	None

SAMUEL L. HAYES, III 2/23/35	Chairman of the Board and Trustee	Trustee of the Trust since 1986; of the Portfolio since 1993 and Chairman of the Board since 2005^^	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunication services company^).	^170	Director of Tiffany & Co. (specialty retailer)

WILLIAM H. PARK 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since ^2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005^).	^170	None

RONALD A. PEARLMAN 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law ^Center.	^170	None

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

NORTON H. REAMER 9/21/35	Trustee	Trustee of the Trust since 1984; of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of
			Berkshire Capital Corporation (investment banking firm) (2002-2003).	^170	None

LYNN A. STOUT 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of ^Law^.	^170	None

RALPH F. VERNI 1/26/43	Trustee	Since 2005	Consultant and private ^investor.	^170	^ None

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

	Position(s) with	Term of Office and
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

THOMAS E. FAUST JR. 5/31/58	President of the Trust	Since 2002	President of EVC, Eaton Vance, BMR and EV, and Director of ^EVC. ^ Chief Investment Officer of EVC, Eaton Vance and BMR. ^ Officer of ^71 registered investment companies and 5 private investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR. 7/28/59	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^71 registered investment companies managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON 3/2/63	Vice President	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^86 registered investment companies managed by Eaton Vance or BMR.

KEVIN S. DYER 2/21/75	Vice President	Since 2005	Assistant Vice President of Eaton Vance and BMR. Officer of ^25 registered investment companies managed by Eaton Vance or BMR.

AAMER KHAN 6/^7/60	Vice President	Since 2005	Vice President of Eaton Vance and ^BMR. ^Officer ^of ^29 registered investment companies managed by Eaton Vance or BMR.

ELIZABETH S. KENYON 9/8/59	President of the Portfolio	Since 2002*	Vice President of Eaton Vance and BMR. Officer of ^17 registered investment companies managed by Eaton Vance or BMR.

THOMAS H. LUSTER 4/8/62	Vice President of the Portfolio	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^45 registered investment companies managed by Eaton Vance or BMR.

MICHAEL R. MACH 7/15/47	Vice President of the Trust	Since 1999	Vice President of Eaton Vance and BMR. Officer of ^51 registered investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH 1/22/57	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^86 registered investment companies managed by Eaton Vance or BMR.

^

CLIFF QUISENBERRY, JR. 1/1/65	Vice President of the Trust	Since 2006	Vice President and Director of Research and Product Development of Parametric Portfolio Associates. Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DUNCAN W. RICHARDSON 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance and BMR. Officer of ^71 registered investment companies managed by Eaton Vance or BMR.

WALTER A. ROW, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of ^33 registered investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN 8/21/54	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of 50^ registered investment companies managed by Eaton Vance or BMR.

SUSAN SCHIFF 3/13/61	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^30 registered investment companies managed by Eaton Vance or BMR.

THOMAS SETO 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates. Officer of 27 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric Portfolio Associates. Officer of 27 registered investment companies managed by Eaton Vance or BMR.

KRISTIN S. ANAGNOST 6/12/65	Treasurer of the Portfolio	Since 2002*	Assistant Vice President of Eaton Vance and BMR. Officer of ^95 registered investment companies managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL 6/19/57	Treasurer	Since 2005*	Vice President of Eaton Vance and BMR. Officer of ^170 registered investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Officer of ^170 registered investment companies managed by Eaton Vance or BMR.

PAUL M. O’NEIL 7/11/53	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^170 registered investment companies managed by Eaton Vance or BMR.

*	Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995. Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees.

^Ms. Stout (Chair) and Messrs. Hayes, Park, ^Reamer and Verni are members of the Governance Committee of the Board of Trustees of the Trust and the Portfolio^. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended December 31, 2006, the Governance Committee convened six times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes, Park, Verni and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended December 31, 2006, the Audit Committee convened four times.

Messrs. Hayes (Chair),Esty, Park, ^ Reamer and Verni are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. During the fiscal year ended December 31, 2006, the Special Committee convened ^twelve times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2006. Interests in a Portfolio cannot be purchased by a Trustee.

Dollar Range of Equity Securities Owned by
	James B.	Benjamin C.			Ronald A.	Norton H.
Fund Name	Hawkes(1)	Esty(2)	Samuel L. Hayes(2) William H. Park(2)		Pearlman(2)	Reamer(2)	Lynn A. Stout(2)	Ralph F. Verni(2)
	^	^	^	^	^	^	^	^
Cash Management Fund
	^	^	^	^	^	^	^	^
Money Market Fund
	^	^	^	^	^	^	^	^
Tax Free Reserves
Aggregate Dollar Range of Equity Securities Owned in all Registered Funds Overseen by Trustee in the Eaton Vance Family of Funds		^
-
	over $100,000*	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000(3)

* Includes shares held by Mr. Hawkes’ spouse.

(1) Interested Trustee. (2) Noninterested Trustees.

(3) Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, 2006, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2005 and December 31, 2006, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2005 and December 31, 2006, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Trust (with respect to Tax Free Reserves’ allocable portion of their compensation received from the Trust) and the Portfolio who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his deferred fees invested in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on Tax Free Reserves or the Portfolio’s assets, liabilities, and net income per share, and will not obligate Tax Free Reserves or the Portfolio to retain the services of any Trustee or obligate Tax Free Reserves or the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Funds (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio.) During the fiscal year ended December 31, 2006, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2006, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation		Benjamin C. Esty	Samuel L. Hayes		William H. Park	Ronald A. Pearlman	Norton H. Reamer		Lynn A. Stout	Ralph F. Verni
	^		^	^		^	^	^		^
Trust(2)
	^		^	^		^	^	^		^
Portfolio
^	^		^			^	^
Trust and Fund Complex				^(3)				^(4)		^(5)

(1)	As of May 1, 2007, the Eaton Vance fund complex consists of ^XXX registered investment companies or series thereof.
(2)	The Trust consisted of XX Funds as of December 31, 2006.
(3)	Includes ^$__________ of deferred compensation.
(4)	Includes ^$ _________ of deferred compensation.
(5)	Includes ^$ _________of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders entitled to share pro rata in the net assets available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose.

The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding ^interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective. A Fund’s investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolio adopted a proxy voting policy and ^procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”)^. An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix C and Appendix D, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The Trust on behalf of Tax Free Reserves engages Eaton Vance as its investment adviser and the Portfolio engages BMR as investment adviser pursuant to separate investment advisory agreements.

BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio’s Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the prospectus. As at December 31, 2006, the Portfolio had net assets of ^$_____ . For the fiscal years ended December 31, ^2006, ^2005 and ^2004, the Portfolio paid BMR advisory fees of $ ____, $753,^363 and $920,^455, respectively (equivalent to 0.50% of the Portfolio’s average daily net assets for each fiscal year).

Eaton Vance manages the investments and affairs of Tax Free Reserves, subject to the supervision of the Trust’s Board of Trustees. Eaton Vance furnishes for the use of Tax Free Reserves office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and compensates all officers and Trustees of the Trust who are members of the Eaton Vance organization and all personnel of Eaton Vance performing services relating to research and investment activities.

For a description of the compensation that Tax Free Reserves pays Eaton Vance under the Investment Advisory Agreement, see the prospectus. As at December 31, 2006, Tax Free Reserves had net assets of ^$________ . For the fiscal years ended December 31, ^2006, ^2005 and ^2004, Eaton Vance would have earned, absent a voluntary fee waiver, advisory fees of $ _________, $168,^304 and $142,^816, respectively. For the fiscal years ended December 31, ^2006, ^2005 and ^2004, Eaton Vance voluntarily waived a portion of its fee in the amounts of $ , $9,^823 and $^5, respectively.

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio or the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of

Trustees of the Portfolio or the Trust or by vote of a majority of the outstanding voting securities of the Portfolio or Tax Free Reserves. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio or Tax Free Reserves, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., Ann E. Berman, John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. Puhy and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Faust, Jeffrey P. Beale, Cynthia J. Clemson, Alan R. Dynner, Michael R. Mach, Robert B. MacIntosh, Thomas M. Metzold, Scott H. Page, Duncan W. Richardson, G. West Saltonstall, Judith A. Saryan, William M. Steul, Payson F. Swaffield and Michael W. Weilheimer (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser, principal underwriter, and each Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio manager of the Cash Management Portfolio is Elizabeth S. Kenyon and of Tax Free Reserves Fund is William H. Ahern, Jr. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio or Fund. The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Cash Management Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Elizabeth S. Kenyon
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Tax Free Reserves	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
William H. Ahern, Jr.
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of shares beneficially owned of the Fund by the portfolio manager as of the Fund’s most recent fiscal year ended December 31, ^2006 and in all Eaton Vance Funds as of December 31, 2005. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Cash Management Fund
Elizabeth S. Kenyon
Money Market Fund
Elizabeth S. Kenyon
Tax Free Reserves
William H. Ahern

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.

Compensation ^Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Cash Management and Money Market Funds, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee^. For the fiscal year ended December 31, 2006, Eaton Vance was paid or accrued as follows by the transfer agent for sub-transfer agency services performed on behalf of each Fund:

	Cash Management Fund	Money Market Fund	Tax Free Reserves
		^	^
^
^

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses^.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director and Mr. Dynner is a Vice President, Secretary and Clerk of EVD. EVD also serves as placement agent for the Portfolio

Custodian. Investors Bank & Trust Company (“IBT“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Funds and the Portfolio. IBT has custody of all cash and securities of Tax Free Reserves, maintains the Fund’s general ledger and computes the daily net assets value of shares of Tax Free Reserves. IBT has custody of all cash and securities representing Cash and Money Market Fund’s interest in the Portfolio, has custody of the Portfolio’s assets, maintains the general ledger of the Portfolio and each Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Tax Free Reserves and the Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between a Fund or the Portfolio and such banks.

Independent Registered Public Accounting Firm. ^____________________ , ^is the independent registered public accounting firm of each Fund and Portfolio, providing audit services^, tax return preparation, and assistance ^with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

Calculation of Net Asset Value. The net asset value of each Fund and the Portfolio is computed by IBT (as agent and custodian for the Funds and the Portfolio) in the manner described in the prospectus. The Funds and the Portfolio will be closed for business and will not price their respective shares on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The valuation of the instruments held by Tax Free Reserves and the Portfolio at amortized cost is permitted in accordance with Rule 2a-7 under the 1940 Act and certain procedures established by the Trustees of the Trust and the Portfolio thereunder.

The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

The procedures of the Funds and the Portfolio are designed to facilitate, to the extent reasonably possible, the maintenance of each Fund’s price per share, as computed for the purpose of distribution and redemption of shares, at $1.00. These procedures include review of holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing interest holders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held prior to maturity (to realize capital gains or losses); the shortening of average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

PURCHASING AND REDEEMING SHARES

Checkwriting. Shareholders of Cash Fund and Tax Free Reserves with uncertificated shares may redeem shares by check. A shareholder will continue to be entitled to distributions paid on shares until the check is presented to Mellon Trust of New England ("Mellon") for payment. If the amount of the check is greater than the value of the shares held in the shareholder’s account for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra banking charges. The shareholder will be required to execute signature cards and will be subject to Mellon’s rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by a Fund or Mellon.

Additional Information About Purchases. In connection with employee benefit or other continuous group purchase plans, the Cash and Money Market Funds may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio or Tax Free Reserves Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Conversion Feature. Cash Management Class B shares held for eight years will automatically convert to Cash Management Class A shares. For purposes of this conversion, all distributions paid on Cash Management Class B shares which the shareholder elects to reinvest in Cash Management Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Cash Management Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Cash Management Class B shares held in the sub-account will also convert to Cash Management Class A shares. This portion will be determined by the ratio that the Cash Management Class A shares being converted bears to the total of Cash Management Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes. Cash Management Class B shares acquired through the exchange of Class C shares of another Eaton Vance fund are not eligible for the Conversion feature.

DISTRIBUTION PLAN

^Cash Management Fund Class B and the Money Market Fund ^have Distribution ^Plans (the “^Plans“) designed to meet the requirements of Rule 12b-1 under the 1940 Act and a rule of the NASD. The purpose of ^each Plan is to compensate the principal underwriter for its distribution services and facilities provided to the ^Funds. On each sale of shares (excluding reinvestment of distributions) ^a Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". The Fund pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commision (except on exchange transactions and reinvestments) of 4% of the purchase price of Fund shares.

The Trustees of the Trust believe that ^each Plan will be a significant factor in the expected growth of the ^Funds’ assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit ^each Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the ^Plans through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to ^a Plan and from CDSCs have exceeded the total expenses incurred by such organization in distributing Fund shares. Because payments to the principal underwriter under ^a Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix A.

^Each Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.15% of ^each Fund’s average daily net assets for any fiscal year which is based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. This fee is paid quarterly in arrears based on the value of Fund shares sold by such persons. For the distribution and service fees paid, see Appendix A.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current ^Plans were initially approved by the Trustees, including the Plan Trustees, on June 19, 1995 for the Money Market Fund and on ^[March 12, 2007 for the Cash Management Fund Class B Plan]. The Trustees of the ^Trust who are “interested” persons of the ^Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

CALCULATION OF YIELD QUOTATIONS

From time to time, a Fund quotes a current yield based on a specific seven calendar day period which is calculated by first dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at such time to determine the seven day base period return, and then multiplying such return by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. The net change in account value is determined by the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but does not include any realized gains or losses from the sales of securities or any unrealized appreciation or depreciation on portfolio securities. In addition to the current yield, a Fund also quotes an effective yield based on a specific seven day period, carried to at least the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective yield = [(Base period return +1)365/7]-1. For Tax Free reserves a taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported annual and semiannual reports and on Form N-Q (which includes a list of each Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-225-6265.

  Disclosure of certain ^portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.

  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the ^arrangement. Such persons may include securities lending agents, credit rating ^agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings ^agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment ^adviser (such as Advent, Bloomberg L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors, pricing services, translation ^services, lenders under Fund credit facilities (such as Citibank, N.A.) and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees^.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by ^the Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income ^tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^Each Fund qualified as a RIC for its fiscal year ended December 31, 2006. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each of the Cash and Money Market Funds invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each such Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The

Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each of the Cash and Money Market Funds (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If ^a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Funds nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

Distributions from Tax Free Reserves of net tax exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for Tax Free Reserves to be entitled to pay tax-exempt interest income as exempt-interest dividends to its shareholders, it must and intends to satisfy certain requirements including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the alternative minimum tax ("AMT"). In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for purposes of the AMT.

Tax-exempt distributions are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a fund is not deductible to the extent it is deemed related to the fund’s distributions of tax-exempt interest. Further, entities and persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of Tax Free Reserves. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment and the value of securities held may be affected.

Redemptions and exchanges of a Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

For taxable years beginning on or before December 31, ^2010, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. A Funds do ^not expect a significant portion of ^distributions of investment income to be derived from qualified dividend income.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). ^For taxable years beginning before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund.

^

Until December 31, 2007, if a Fund makes a distribution to a foreign shareholder that is attributable to interests in U.S. real property or in corporations for which direct or indirect interests in U.S. real property exceed certain levels and if such foreign shareholder owned more than 5% of a Fund’s outstanding shares at any time during the preceding one year, the distribution will be subject to a 35% withholding tax and will obligate such foreign shareholder to file a U.S. tax return. If a foreign person who owned more than 5% of a Fund’s outstanding shares at any time during the preceding one year redeems shares of the Fund within the 30 days prior to an ex-dividend date of a distribution subject to the 35% tax and within 30 days before or after the ex-dividend date acquires or contracts to acquire a substantially identical interest in the Fund, such foreign person may be subject to the 35% tax and a U.S. filing requirement. After December 31, 2007, these rules apply only to Fund distributions attributable to distributions received by a Fund from real estate investment trusts.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal

Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. ^

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund^.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by an Adviser. The Portfolio or Tax Free Reserves is responsible for the expenses associated with portfolio transactions. An Adviser is also responsible for the execution of transactions for all other accounts managed by it. The Advisers place the portfolio security transactions of Tax Free Reserves and the Portfolio and of all other accounts managed by them for execution with many firms. Each Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, an Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation, the full range and quality of the executing firm’s services, including the responsiveness of the firm to the Adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. In addition, the Adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the Adviser’s obligation to seek best overall execution for the Portfolio or Tax Free Reserves. The Adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Money market instruments are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own accounts rather than as brokers and such instruments may also be acquired directly from the issuers. Tax Free Reserves may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that Tax Free Reserves or the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case a brokerage commission will be incurred. Although spreads or commissions paid on portfolio security transactions will, in the judgement of the relevant Adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of Tax Free Reserves or the Portfolio and an Adviser’s other clients for providing brokerage and research services to the Adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the relevant Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The relationship between commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services and the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, each Adviser receives Research Services from many broker-dealer firms with which that Adviser places portfolio transactions and from third parties with which these broker-dealers have arrangements. The Funds and Eaton Vance may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by Eaton Vance in connection with its investment responsibilities.

Research Services received by the investment adviser may include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by an Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to an Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because an Adviser receives such Research Services. An Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Each Adviser has agreed to reduce Tax Free Reserves and the Portfolio’s advisory fee in connection with Third Party Research Services whose cost is borne by Tax Free Reserves and the Portfolio through commissions on portfolio transactions. Specifically, whenever Tax Free Reserves and the Portfolio executes a portfolio transaction with a broker-dealer and the associated commission is consideration for Third Party Research Services, the advisory fee paid by Tax Free Reserves and the Portfolio to each Adviser will be reduced by dividing the commission payment associated with the transaction by the applicable Third Party Research Services Payment Ratio. However, the Advisers generally do not expect to acquire Third Party Research with Tax Free Reserves or Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by Tax Free Reserves and the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the Advisers.

The investment companies sponsored by Eaton Vance or BMR or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including Eaton Vance, to such companies. Such companies may also pay cash for such information.

Municipal obligations considered as investments for Tax Free Reserves and securities considered as investments for Tax Free Reserves or the Portfolio may also be appropriate for other investment accounts managed by an Adviser or its affiliates. Whenever decisions are made to buy or sell securities for Tax Free Reserves or the Portfolio and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where Tax Free Reserves or the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to Tax Free Reserves and the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

During the fiscal year ended December 31, 2006, the purchases and sales of portfolio investments were with the issuer or with major dealers in money market instruments acting as principal. The cost of securities purchased from underwriters includes a disclosed fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. For the fiscal years ended December 31, 2006, 2005 and 2004 ^Tax Free Reserves and the Portfolio paid no brokerage commissions on portfolio security transactions.

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and the Portfolio, appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended December 31, 2006, as previously filed electronically with the SEC:

Eaton Vance Cash Management Fund Eaton Vance Money Market Fund Cash Management Portfolio Eaton Vance Tax Free Reserves (Accession No. 0001104659-07-XXXXXX)

APPENDIX A

Fund Specific Information

There is no fee payment or ownership information for Cash Management Fund Class B as Class B shares had not commenced operations as of December 31, 2006.

Administrator - Money Market Fund

As stated under “Investment Advisory and Administrative Services” in this SAI, the administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal ^years ended December 31, 2006 and December 31, 2005, no expenses related to the operation of the Fund were allocated to the Administrator. For the fiscal ^year ended December 31, ^2004, $139,560 ^of expenses related to the operation of the Fund were allocated to the Administrator.

Distribution Plan - Money Market Fund

During the fiscal year ended December 31, ^2006, the principal underwriter paid to investment dealers sales commissions of ^$________ on sales of shares of the Fund. During the same period, the Fund accrued sales commissions payable to the underwriter under the Plan aggregating ^$________ . The principal underwriter received approximately ^$__________ in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced uncovered distribution charges under the Plan. As at December 31, ^2006, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately ^$________ (which amount was equivalent to ^_______ % of the Fund’s net assets on such day). For the fiscal year ended December 31, ^2006 the Fund made service fee payments under the Plan aggregating ^$_________ , of which ^$__________ was paid to investment dealers and the balance of which was paid to the principal underwriter^.

^

Control Persons and Principal Holders of Securities. At April 1, 2007, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^

Beneficial owners of 25% or more of the outstanding shares of a Fund are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of a Fund as of such date.

26

APPENDIX B

RATINGS

Moody’s Investors Service, Inc. Description of Ratings of Corporate Debt

Moody’s Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs three designations, all judged to be investment grade, to indicate the relative repayment ability of issuers. The two highest designations are as follows:

Prime-1 – issuers (or supporting institutions) rated Prime-1 or (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

  Leading market positions in well-established industries.
  High rates of return on funds employed.
  Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 – Issuers (or supporting institutions) rated Prime-2 or (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody’s Bond Ratings (including Tax-Exempt Bonds)

Aaa – Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s Ratings of Tax-Exempt Notes

Ratings: Moody’s rating for state and municipal short term obligations will be designated Moody’s investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors affecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRD). Such ratings will be designated as VMIG SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Standard & Poor’s Ratings Group Description of Ratings of Corporate Debt

S&P’s Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

Ratings are graded into several categories, ranging from ’A-1’ for the highest quality obligation to ’D’ for the lowest. The two highest rating categories are as follows:

’A-1’ This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to Possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

’A-2’ Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ’A-1’.

S&P’s Corporate Debt Ratings (including Tax-Exempt Bonds)

AAA – Debt rated ’AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA – Debt rated ’AA’ has a very strong capacity to pay interest and repay principal and differs from the higher rated issued only in small degree.

Note rating symbols are as follows:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

Fitch Ratings Description of Ratings of Corporate Debt

Fitch’s Short-Term Debt Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+ – Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 – Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated ’F-1+’.

F-2 – Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned ’F-1+’ and ’F-1’ ratings.

Fitch’s Investment Grade Bond Ratings

AAA – Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA – Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ’AAA’. Because bonds rated in the ’AAA’ and ’AA’ categories are not significantly vulnerable to foreseeable future development, short-term debt of these issuers is generally rated ’F-1+’.

Plus (+) or Minus (–): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Tax-Exempt Investment Note Ratings

The ratings on tax-exempt notes, with maturities generally up to three years, reflect Fitch’s current appraisal of the degree of assurance of timely payment, whatever the source.

FIN-1: Notes regarded as having the strongest degree of assurance for timely payment.

Plus (+): Plus signs may be used in the ’FIN-1’ category to indicate relative standing. The note ratings will usually correspond with bond ratings, although certain security enhancements or market access may mean that notes will not track bonds.

Demand Bond or Note Ratings

Certain demand securities empower the holder at his option to require the issuer, usually through a remarketing agent, to repurchase the security upon notice at par with accrued interest. This is also referred to as a put option. The ratings of the demand provision may be changed or withdrawn at any time if, in Fitch’s judgment, changing circumstances warrant such action. Fitch demand provision ratings carry the same symbols and related definitions as its short-term ratings.

APPENDIX C

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section ^V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX D

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e. g. , proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e. g. , certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

• A copy of the Advisers’ proxy voting policies and procedures;

• Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

• A record of each vote cast;

• A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

• Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

	A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

	B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps: • Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                                           PART C - OTHER INFORMATION

Item 23.     Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August
17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-
Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

	(4)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective November 15, 2004 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

	(5)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 1, 2005 filed as Exhibit (a)(5) to Post-Effective
Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

	(6)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective June 13, 2005 filed as Exhibit (a)(6) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(7)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective August 8, 2005 filed as Exhibit (a)(7) to Post-
Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(8)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 1, 2006 filed as Exhibit (a)(8) to Post-Effective
Amendment No. 112 filed on February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

	(9)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 27, 2006 filed as Exhibit (a)(9) to Post-
Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369)
and incorporated herein by reference.

	(10)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
without Par Value as amended effective May 1, 2006 filed as Exhibit (a)(10) to Post-Effective
Amendment No. 116 filed on April 27, 2006 (Accession No. 0000940394-06-000428) and
incorporated herein by reference.

	(11)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest
without Par Value as amended effective November 13, 2006 filed as Exhibit (a)(11) to Post-
Effective Amendment No. 120 filed February 7, 2007 (Accession No. 0000940394-07-
000138) and incorporated herein by reference.

	(12)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest
without Par Value as amended effective May 1, 2007 to be filed by amendment.

                                                                              C-1

(b)	(1)		By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)		Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(3)		Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

	(4)		Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

	(5)		Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7, 2007 and incorporated herein by reference.

(c)			Reference is made to Item 23(a) and 23(b) above.

(d)	(1)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

	(2)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-
Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

	(3)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal
Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No.
37 filed October 17, 1997 and incorporated herein by reference.

	(4)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

	(5)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity
Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment
No. 78 filed August 17, 2001 and incorporated herein by reference.

	(6)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to
Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

	(7)	(a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton
Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective
Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

                                                                                C-2

	(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective
Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

	(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated
June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1,
2005 and incorporated herein by reference.

	(8)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-
Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

	(9)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

	(10)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 filed December 6, 2004 and incorporated herein by reference.

	(11)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
108 filed August 17, 2005 and incorporated herein by reference.

	(12)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

	(13)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric
Portfolio Associates for Eaton Vance Structured Emerging Markets Fund dated March 27,
2006 filed as Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007
(Accession No. 0000940394-07-000176) and incorporated herein by reference.

(e)	(1)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(2)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(3)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

                                                                                  C-3

	(4)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and
Eaton Vance Distributors, Inc. effective as of June 16, 2003 with attached Schedule A filed as
Exhibit (e)(4) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

		(b)	Amended Schedule A effective March 27, 2006 to the Amended and Restated Distribution
Agreement filed as Exhibit (e)(4)(b) to Post-Effective Amendment No. 115 filed April 13,
2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

	(5)		Distribution Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Cash Mangement Fund Class B and Eaton Vance Distributors, Inc. effective May 1, 2007 to be filed by amendment.

	(6)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 to the
Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and
incorporated herein by reference.

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

	(6)		Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration Statement of
Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January 27, 2004
(Accession No. 0000940394-04-000079) and incorporated herein by reference.

                                                                                   C-4

(h) (1)	(a)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-
Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

	(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38
filed October 30, 1997 and incorporated herein by reference.

	(c)	Schedule A-1 effective March 2, 1998 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

	(d)	Schedule A-2 effective June 22, 1998 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(d) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

	(e)	Schedule A-3 effective November 15, 2004 to the Amended Administrative Services
Agreement filed as Exhibit (h)(1)(e) to Post-Effective Amendment No. 98 filed December 6,
2004 and incorporated herein by reference.

	(f)	Schedule A-4 effective February 13, 2006 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(f) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

(2)	(a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

	(b)	Schedule A to the Administrative Services Agreement filed as Exhibit (h)(2)(b) to Post-
Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369)
and incorporated herein by reference.

(3)		Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-
Effective Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-000983)
and incorporated herein by reference.

(4)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed
August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(i)		Opinion of Internal Counsel to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(m) (1)	(a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

                                                                              C-5

		(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

		(c)	Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Cash
Management Fund Class B pursuant to Rule 12b-1 under the Investment Company Act of
1940 dated May 1, 2007 to be filed by amendment.

	(2)		Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed
June 28, 2006 and incorporated herein by reference.

	(3)	(a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

		(b)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(4)	(a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

		(b)	Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-
000369) and incorporated herein by reference.

	(5)		Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration
Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83
filed June 26, 2002 and incorporated herein by reference.

	(6)		Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit (6)(a) to Post-Effective Amendment No. 71 filed
January 12, 2001 and incorporated herein by reference.

	(7)	(a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9,
2003 and incorporated herein by reference.

		(b)	Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(n)	(1)		Amended and Restated Multiple Class Plan dated February 9, 2004 filed as Exhibit (o)(1) to
Post-Effective Amendment No. 94 filed February 26, 2004 and incorporated herein by reference.

	(2)		Schedule A effective May 1, 2007 to Amended and Restated Multiple Class Plan dated
February 9, 2004 to be filed by amendment.

(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds

                                                                             C-6

effective September 1, 2000, as revised February 1, 2006, filed as Exhibit (p)(1) to Post-
Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241)
filed January 27, 2006 (Accession No. 0000940394-06-000125) and incorporated herein by reference.

	(2)		Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective November 6, 2004 filed as Exhibit (p)(3) to Post-Effective Amendment No. 87 of
Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2004
(Accession No. 0000940394-04-001173) and incorporated herein by reference.

	(3)		Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006 filed as
Exhibit (p)(3) to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No.
0000940394-06-000201) and incorporated herein by reference.

	(4)		Code of Ethics adopted by Parametric Portfolio Associates effective July 15, 2005 filed as
Exhibit (p)(4) to Post-Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(5)		Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised
February 1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 filed October
26, 2005 (Accession No. 0000940394-05-001154) and incorporated herein by reference.

(q)	(1)	(a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.

		(b)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as
Exhibit (q) to Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.

	(2)		Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated
July 1, 2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.

	(3)		Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit
(q)(3) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(4)		Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(5)		Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(6)		Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(7)		Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

                                                                                 C-7

(8)	Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed
International Equity Portfolio) and Tax-Managed Multi-Cap Opportunity Portfolio dated July
1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(9)	Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as
Exhibit (q)(9) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(10)	Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as
Exhibit (q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(11)	Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(12)	Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(13)	Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as
Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(14)	Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

(15)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit
(q)(15) to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.

(16)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value
Portfolio, Tax-Managed Value Portfolio and Investment Grade Income Portfolio dated
November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to Post-Effective Amendment No. 93 of
Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio
and Tax-Managed Small-Cap Value Portfolio dated November 1, 2005 filed as Exhibit (q)(17)
to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-
06-000201) and incorporated herein by reference.

(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio and Tax-Managed
International Equity Portfolio dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective

                                                                          C-8

Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global
Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545)
filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit
(q)(20) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control

Not applicable

Item 25.  Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26.  Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statements of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179), Fox Asset Management, LLC (File No. 801-26379), Parametric Portfolio Associates (File No. 801-60485) and Eagle Global Advisors L.L.C. (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
John Bercini	Vice President	None
Chris Berg	Vice President	None
Stephanie Brady	Vice President	None
Kate B. Bradshaw	Vice President	None
Timothy Breer	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Raymond Cox	Vice President	None
Peter Crowley	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Vice President	None
Alan R. Dynner	Vice President, Secretary and Clerk	Secretary
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Vince Falbo	Vice President	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Michael A. Foster	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
James B. Hawkes	Vice President and Director	Trustee
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Lindsey Kidder	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None

                                                              C-10

Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
James O’Brien	Vice President	None
Andrew Ogren	Vice President	None
Philip Pace	Vice President	None
Margaret Pier	Vice President	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Lawrence Sinsimer	Senior Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
Joseph Staszkiw	Vice President	None
William M. Steul	Vice President and Director	None
Cornelius J. Sullivan	Senior Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Vice President	None
John Vaughan	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Greg Whitehead	Vice President	None
Mark Whitehouse	Vice President	None
Steve Widder	Vice President	None
Charles Womack	Vice President	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109 (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodians, State Street Bank and Trust Company, 255 Franklin Street, Boston, MA 02110 and Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services

Not applicable

Item 30. Undertakings None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on March 1, 2007.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Thomas E. Faust Jr.
Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on March 1, 2007.

Signature	Title

/s/ Thomas E. Faust Jr.	President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

James B. Hawkes*	Trustee
James B. Hawkes

Samuel L. Hayes, III*	Trustee
Samuel L. Hayes

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Alan R. Dynner
Alan R. Dynner (As attorney-in-fact)

                                                              C-13